Vessels and Equipment - Drydocking Activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Capitalized Drydocking Costs [Roll Forward]
Balance at the beginning of the year	$ 17,748	$ 6,962
Costs incurred for drydocking	12,421	6,885
Costs allocated to drydocking as part of acquisition of business	2,329	8,463
Drydock amortization	(6,930)	(4,562)
Balance at the end of the year	$ 25,568	$ 17,748